Inventories, net	12 Months Ended
Apr. 30, 2026
Inventory Disclosure [Abstract]
Inventories, net

8	Inventories, net

	As of April 30,
	2025	2026	2026
	S$	S$	US$

Parts	53,021	19,184	15,061
Partial finished goods	94,391	127,515	100,112
Finished goods	162,595	399,610	313,734
Inventories	310,007	546,309	428,907
Less: Provision of stock obsolescence	-	(2,597)	(2,039)
Inventories, net	310,007	543,712	426,868

Movement in provision of stock obsolescence:

	As of April 30,
	2025	2026	2026
	S$	S$	US$

Beginning of the year	-	-	-
Charge for the year	-	2,597	2,039
End of the year	-	2,597	2,039

During the year ended April 30, 2026, inventories recognized as cost of goods sold amounted to S$2,796 (approximately US$2,195). The Company reviews inventories for excess, obsolescence and slow-moving items based on inventory aging, historical and forecast demand, expected future usage and estimated net realizable value. As a result of this assessment, the Company recognized an inventory write-down of S$2,597 (approximately US$2,039) for slow-moving and obsolete inventories within cost of goods sold for the year ended April 30, 2026.